COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Annual Lease Payments under Operating Lease Agreements
	Rental of premises	Lease of motor vehicles

2015	4,559	1,773
2016	3,938	723
2017	3,003	378
2018	2,068	117
2019	2,008	25
Thereafter	629	-
	$16,205	$3,016